Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Additional Paid-in Capital	Loan receivables - related parties	Retained Earnings - Statutory Reserves	Retained Earnings - Unrestricted	AOCI Attributable to Parent	Noncontrolling Interest	Total	Common Class A	Common Class B
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2022	$ 332,574	$ 0	$ 240,424	$ 14,682,363	$ (398,746)	$ (14,435)	$ 14,843,680	$ 1,044	$ 456
Shares, Outstanding, Beginning Balance at Dec. 31, 2022								10,440,000	4,560,000
Net (loss) income	0	0	0	856,536	0	(99,775)	756,761	$ 0	$ 0
Stock Holders Equity Statutory Reserves	0	0	8,337	(8,337)	0	0	0	0	0
Foreign currency translation adjustment	0	0	0		114,302	(303)	113,999	0	0
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2023	332,574	0	248,761	15,530,562	(284,444)	(114,513)	15,714,440	$ 1,044	$ 456
Shares, Outstanding, Ending Balance at Dec. 31, 2023								10,440,000	4,560,000
Proceeds from issuance of shares upon IPO							0
Proceeds from issuance of shares pursuant to exercise of over-allotment							0
Net (loss) income				(480,019)		(91,698)	(571,717)
Foreign currency translation adjustment	0	0	0	0	(727,743)	(7,388)	(735,131)	$ 0	$ 0
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2024	3,135,124	0	248,761	15,050,543	(1,012,187)	(163,599)	17,260,277	$ 1,179	$ 456
Shares, Outstanding, Ending Balance at Dec. 31, 2024								11,793,485	4,560,000
Proceeds from issuance of shares upon IPO	4,999,875	0	0	0	0	0	5,000,000	$ 125	$ 0
Share issuance upon initial public offering ('IPO')								1,250,000
Issuance of Stock and Warrants for Services or Claims	202,346	0	0	0	0	0	202,346
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,930	0	0	0	0	0	413,940	$ 10	0
Share issuance pursuant to exercise of over-allotment								103,485
Offering cost incurred for IPO and over-allotment	(2,813,601)	0	0	0	0	0	(2,813,601)	$ 0	0
Capital contribution from noncontrolling shareholder	0	0	0	0	0	50,000	50,000	0	0
Net (loss) income				(13,416)		(156,861)	(170,277)
Foreign currency translation adjustment					990,167	5,959	996,126
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2025	3,103,802	$ 0	$ 248,761	$ 15,037,127	$ (22,020)	(334,783)	18,034,522	$ 1,179	$ 456
Shares, Outstanding, Ending Balance at Dec. 31, 2025								11,793,485	4,560,000
Share issuance upon initial public offering ('IPO')								1,250,000
Issuance of Stock and Warrants for Services or Claims							202,346
Proceeds from issuance of shares pursuant to exercise of over-allotment							413,940
Share issuance pursuant to exercise of over-allotment								103,485
Disposal a subsidy	$ (31,322)					$ (20,282)	$ (51,604)